UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04636
                                                    ----------------------------
                                 THE GALAXY FUND
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Financial Center
                                BOSTON, MA 02111
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   Robert J. Fitzpatrick, Assistant Secretary
                       c/o Columbia Management Group, Inc
                              One Financial Center
                                BOSTON, MA 02111
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 866-840-5469
                                                          --------------

                         Date of fiscal year end: MAY 31
                                                ---------

                    Date of reporting period: AUGUST 31, 2005
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)


 PAR VALUE                                              VALUE*
 ---------                                              ------

CORPORATE NOTES AND BONDS - 44.03%

               FINANCE  - 44.03%

$ 50,000,000   American Express Credit Corp.
               Senior Note, Series B, MTN
               Extendible
               3.63%, 09/05/06 (A)               $   50,000,000
  13,000,000   CC USA, Inc., MTN
               3.31%, 12/02/05 (A)(B)                12,999,097
  20,000,000   Fifth Third Bancorp
               Extendible
               3.58%, 09/21/06 (A)(B)                20,000,000
  50,000,000   General Electric Capital Corp.
               MTN, Extendible
               3.68%, 09/15/06 (A)                   50,003,099
   2,000,000   Gulf Gate Apartments
               Series 2003
               3.60%, 09/01/28 (C)
               LOC: Wells Fargo Bank, N.A.            2,000,000
  20,000,000   Harrier Finance Funding LLC
               Series 2, MTN
               3.61%, 10/25/05 (A)(B)                20,000,000
  20,000,000   HBOS Treasury Services Plc
               MTN, Extendible
               3.53%, 09/01/06 (A)(B)                20,000,000
   4,700,000   Herman & Kittle Capital
               Series 2005
               3.56%, 07/01/37 (C)
               LOC: FHLB                              4,700,000
  25,000,000   K2 (USA) LLC, MTN
               3.53%, 08/15/06 (A)(B)                24,997,616
  20,000,000   Links Finance LLC, MTN
               3.56%, 03/15/06 (A)(B)                20,001,246
  40,000,000   Morgan Stanley
               Series EXL, Extendible
               3.71%, 09/26/06 (A)                   40,000,000
  15,000,000   Royal Bank of Canada
               Series 1, MTN, Extendible
               3.58%, 09/08/06 (A)                   15,000,000
  10,000,000   Sedna Finance, Inc., MTN
               3.53%, 10/14/05 (A)(B)                10,000,000
  15,000,000   Sigma Finance, Inc.
               Series 2, MTN
               3.55%, 10/17/05 (A)(B)                14,999,436
  10,000,000   Sigma Finance, Inc., MTN
               3.67%, 01/23/06 (A)(B)                10,001,851
  12,000,000   Sigma Finance, Inc., MTN
               4.00%, 08/11/06 (B)                   11,989,463
  25,000,000   Tango Finance Corp., MTN
               3.59%, 01/17/06 (A)(B)                25,001,200
  30,000,000   US Bank, N.A., BN
               3.76%, 02/17/06 (A)                   29,999,888
  25,000,000   Wells Fargo & Co.
               Extendible
               3.56%, 09/15/06 (A)(B)                25,000,000

 PAR VALUE                                               VALUE*
 --------                                               ------

               FINANCE (CONTINUED)

$ 20,000,000   Whistlejacket Capital LLC, MTN
               3.57%, 05/15/06 (A)(B)            $   19,998,593
  25,000,000   White Pine Finance  LLC, MTN
               3.58%, 04/20/06 (A)(B)                24,998,396
  20,000,000   White Pine Finance LLC, MTN
               3.32%, 09/07/05 (A)(B)                19,999,869
   5,000,000   White Pine Finance LLC, MTN
               3.51%, 04/05/06 (A)(B)                 4,999,228
                                                 --------------
                                                    476,688,982
                                                 --------------
               TOTAL CORPORATE NOTES AND BONDS      476,688,982
                                                 --------------
               (Cost $476,688,982)

COMMERCIAL PAPER - 32.36%

               FINANCE  - 32.36%

  20,000,000   Amstel Funding Corp.
               3.30%, 10/18/05 (D)(E)                19,915,139
  10,000,000   Atlantis One Funding Corp.
               3.26%, 09/19/05 (D)(E)                 9,984,000
  10,000,000   Bavaria TRR Corp.
               3.60%, 09/01/05 (D)(E)                10,000,000
  16,486,000   Concord Minuteman Capital Co.
               3.57%, 09/19/05 (B)(D)                16,456,655
   8,000,000   Concord Minuteman Capital Co.
               3.35%, 10/18/05 (B)(D)                 7,965,533
  10,000,000   Concord Minuteman Capital Co.
               3.38%, 10/20/05 (B)(D)                 9,954,675
  10,000,000   CRC Funding LLC
               3.77%, 11/21/05 (D)(E)                 9,916,075
  15,000,000   Edison Asset Securitization LLC
               3.19%, 09/01/05 (D)(E)                15,000,000
   4,500,000   Eiffel Funding LLC
               3.42%, 09/21/05 (D)(E)                 4,491,525
   5,000,000   Galaxy Funding, Inc.
               3.31%, 09/06/05 (D)(E)                 4,997,722
  40,000,000   Galaxy Funding, Inc.
               3.36%, 09/21/05 (D)(E)                39,925,111
  15,000,000   Georgetown Funding Co., LLC
               3.53%, 09/22/05 (D)(E)                14,969,287
  15,000,000   Giro Balanced Funding Corp.
               3.25%, 09/23/05 (D)(E)                14,970,667
  15,000,000   Grampian Funding LLC
               3.18%, 09/09/05 (D)(E)                14,989,567
  11,000,000   Grampian Funding LLC
               3.48%, 10/04/05 (D)(E)                10,965,212
  10,000,000   Grampian Funding LLC
               4.00%, 02/17/06 (D)(E)                 9,815,978
  14,829,000   Klio Funding Corp.
               3.58%, 09/21/05 (B)(D)                14,799,589
  25,000,000   Lexington Parker Capital
               3.98%, 02/15/06 (D)(E)                24,547,708

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


 PAR VALUE                                              VALUE*
 ---------                                              ------

               FINANCE (CONTINUED)

$  6,917,000   Picaros Funding LLC
               3.58%, 11/08/05 (D)(E)            $    6,870,748
  15,000,000   Picaros Funding LLC
               4.00%, 02/17/06 (D)(E)                14,723,967
   6,500,000   Premier Asset Collateralized
               Entity LLC
               3.28%, 09/01/05 (B)(D)                 6,500,000
  13,000,000   Scaldis Capital LLC
               3.77%, 11/21/05 (D)(E)                12,890,898
  10,000,000   Sedna Finance, Inc.
               3.79%, 11/23/05 (B)(D)                 9,913,311
   9,000,000   Solitaire Funding LLC
               3.47%, 10/03/05 (D)(E)                 8,972,480
  10,000,000   Stanfield Victoria Funding LLC
               3.45%, 09/26/05 (B)(D)                 9,976,250
  12,000,000   Stanfield Victoria Funding LLC
               3.55%, 10/31/05 (B)(D)                11,929,800
  15,000,000   Surrey Funding Corp.
               3.36%, 09/16/05 (D)(E)                14,979,188
                                                 --------------
                                                     50,421,085
                                                 --------------
               TOTAL COMMERCIAL PAPER               350,421,085
                                                 --------------
               (Cost $350,421,085)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.85%

               FEDERAL HOME LOAN MORTGAGE
                 CORPORATION  - 7.85%

  35,000,000   3.34%, 09/09/05 (A)                   35,000,000
  50,000,000   3.51%, 10/07/05 (A)                   50,000,000
                                                 --------------
                                                     85,000,000
                                                 --------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                           85,000,000
                                                 --------------
               (Cost $85,000,000)

CERTIFICATES OF DEPOSIT - 6.93%

  13,000,000   Barclays Bank Plc
               Yankee, Series 1
               3.55%, 06/21/06 (A)                   12,998,701
  50,000,000   Canadian Imperial Bank of
               Commerce N.Y.
               Yankee, Extendible
               3.63%, 09/15/06 (A)                   50,000,000
  12,000,000   Credit Suisse First Boston N.Y.,
               Yankee
               3.50%, 12/29/05 (A)                   12,000,785
                                                 --------------
               TOTAL CERTIFICATES OF DEPOSIT         74,999,486
                                                 --------------
               (Cost $74,999,486)

 PAR VALUE                                              VALUE*
 ---------                                              ------

MUNICIPAL SECURITIES - 4.66%

               CALIFORNIA  - 0.34%

$  3,700,000   California Statewide Communities
               Development Authority
               Multi-Family Revenue
               Vineyard Creek LP, Series W
               3.59%, 12/01/36 (C)
               LOC: FHLB                         $    3,700,000
                                                 --------------

               KENTUCKY  - 1.04%

  11,240,000   Hardin County
               Industrial Building Revenue
               Refunding & Improvement
               St. James Group 3.65%, 03/01/27 (C)
               LOC: FHLB                             11,240,000
                                                 --------------

               MINNESOTA  - 1.38%

  14,930,000   St. Paul Housing & Redevelopment
               Authority
               Land Assembly Revenue
               Housing 5000 Project
               3.61%, 01/01/24 (C)
               LOC: U.S. Bank, N.A.                  14,930,000
                                                 --------------

               NEW HAMPSHIRE  - 1.67%

   7,100,000   New Hampshire State Business
               Finance Authority
               Student Guaranteed
               Series A
               3.61%, 11/01/20 (C)
               SPA: Bank of New York                  7,100,000
  10,000,000   New Hampshire State Business
               Finance Authority
               Student Guaranteed
               Series B
               3.61%, 11/01/20 (C)
               SPA: Bank of New York                 10,000,000
   1,000,000   New Hampshire, HEFA
               Easter Seals, Series B
               3.68%, 12/01/08 (C)
               LOC: Citizens Bank                     1,000,000
                                                 --------------
                                                     18,100,000
                                                 --------------

--------------------------------------------------------------------------------
GALAXY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


 PAR VALUE                                              VALUE*
 ---------                                              ------

               WASHINGTON  - 0.23%

$  2,500,000   Washington State, HFC
               Multi-Family Housing Revenue
               Vintage at Mt. Vernon Project
               Series B
               3.61%, 01/15/37 (C)
               Credit Support/LIQ FAC: FNMA       $   2,500,000
                                                 --------------
               TOTAL MUNICIPAL SECURITIES            50,470,000
                                                 --------------
               (Cost $50,470,000)

REPURCHASE AGREEMENTS - 5.65%

  30,000,000   Repurchase Agreement with:
               Citigroup
               3.6125%, Due 09/01/05
               dated 08/31/05 Repurchase Price
               $30,003,010 (Collateralized  by
               Corporate Bonds and Asset-Backed
               Security in a joint trading
               account, 4.63% - 5.37%
               Due 08/03/09 - 03/01/32;
               Total Par $35,006,780
               Market Value $31,500,000)             30,000,000
   1,137,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               3.6000%, Due 09/01/05 dated
               08/31/05 Repurchase Price
               $1,137,114 (Collateralized by a
               U.S. Government Agency
               Mortgage-Backed Obligation in a
               joint trading account, zero
               coupon Due 09/01/34; Total Par
               $1,168,635 Market Value
               $1,171,138)                            1,137,000
  30,000,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               3.6125%, Due 09/01/05 dated
               08/31/05 Repurchase Price
               $30,003,010 (Collateralized by
               Corporate Bonds in a joint
               trading account, 3.75% - 9.00%
               Due 01/15/06 - 06/15/35;
               Total Par $29,002,750
               Market Value $31,500,489)             30,000,000
                                                 --------------
               TOTAL REPURCHASE AGREEMENTS           61,137,000
                                                 --------------
               (Cost $61,137,000)

TOTAL INVESTMENTS - 101.48%                      $1,098,716,553
                                                 --------------
(Cost $1,098,716,553)**

NET OTHER ASSETS AND LIABILITIES - (1.48)%          (16,013,348)
                                                 --------------
NET ASSETS - 100.00%                             $1,082,703,205
                                                 ==============
 -------------------------------------------
*              Security Valuation:
               Securities in the Fund are valued  utilizing  the amortized  cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment  Company  Act of 1940,  as amended,  provided  certain conditions  are met.  This  method  involves  valuing a portfolio security initially at its cost and thereafter assuming a constant amortization  to maturity of any discount or premium and provides a fair  approximation of fair market value.  Investments in other investment companies are valued at net asset value.
**             Aggregate cost for federal tax purposes.
(A)            Interest rate is reset at various time intervals. The interest rate shown reflects the rate in effect as of August 31, 2005.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of August 31, 2005, these securities
               amounted to $372,481,808 or 34.40% of net assets. These
               securities are deemed to be liquid.
(C)            Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31, 2005.
(D)            Discount yield at time of purchase.
(E)            Securities exempt from registration under section 4(2) of the
               Securities Act of 1933, as amended. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the
               Securities Act of 1933, as amended. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of August 31, 2005, these securities
               amounted to $262,925,272 or 24.28% of net assets. These
               securities are deemed to be liquid.
BN             Bank Note
FHLB           Federal Home Loan Bank
FNMA           Federal National Mortgage Association
HEFA           Health and Educational Facilities Authority
HFC            Housing Finance Commission
LIQ FAC        Liquidity Facility
LOC            Letter of Credit
MTN            Medium Term Note
SPA            Stand-by Purchase Agreement

--------------------------------------------------------------------------------
GALAXY GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)


 PAR VALUE                                              VALUE*
 ---------                                              ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.44%

               FEDERAL HOME LOAN MORTGAGE
                 CORPORATION  - 34.07%

$ 16,000,000   3.34%, 09/09/05 (A)               $   16,000,009
   3,000,000   3.14%, 09/20/05 (B)                    2,995,108
  25,000,000   3.51%, 10/07/05 (A)                   25,000,581
  15,000,000   3.33%, 11/01/05 (B)                   14,916,633
   5,000,000   3.34%, 11/01/05 (B)                    4,972,211
  15,000,000   3.70%, 11/07/05 (A)                   15,000,000
                                                 --------------
                                                     78,884,542
                                                 --------------

               FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION  - 14.11%

   3,000,000   3.12%, 09/07/05 (B)                    2,998,465
  15,000,000   3.51%, 10/21/05 (A)                   14,998,655
  14,810,000   3.39%, 12/12/05 (B)                   14,670,268
                                                 --------------
                                                     32,667,388
                                                 --------------

               FEDERAL HOME LOAN BANK - 3.24%

   7,500,000   3.47%, 09/16/05, Series 456 (A)        7,499,863
                                                 --------------

               FEDERAL FARM CREDIT BANK - 3.02%

   5,000,000   3.51%, 08/09/06 (A)                    4,998,605
   2,000,000   3.45%, 10/04/06 (A)                    1,999,099
                                                 --------------
                                                      6,997,704
                                                 --------------
               TOTAL U.S. GOVERNMENT AGENCY
               OBLIGATIONS                          126,049,497
                                                 --------------
               (Cost $126,049,497)

REPURCHASE AGREEMENTS - 45.72%

  50,874,000   Repurchase Agreement with:
               Credit Suisse First Boston Corp.
               3.6000%, Due 09/01/05 dated
               08/31/05 Repurchase Price
               $50,879,087 (Collateralized by
               a U.S. Government Agency
               Mortgage-Backed Obligation in a
               joint trading account, zero coupon
               Due 09/01/34;
               Total Par $52,289,488
               Market Value $52,401,488)             50,874,000


 PAR VALUE                                              VALUE*
 ---------                                              ------

REPURCHASE AGREEMENTS (CONTINUED)

$ 55,000,000   Repurchase Agreement with:
               Greenwich Capital Markets
               3.6300%, Due 09/01/05 dated
               08/31/05 Repurchase Price
               $55,005,546 (Collateralized by
               U.S. Government Agency
               Mortgage-Backed Obligations in a
               joint trading account, 2.43% - 9.50%
               Due 04/16/08 - 08/20/35;
               Total Par $56,734,453
               Market Value $56,651,062)         $   55,000,000
                                                 --------------

               TOTAL REPURCHASE AGREEMENTS          105,874,000
                                                 --------------
               (Cost $105,874,000)

TOTAL INVESTMENTS - 100.16%                         231,923,497
                                                 --------------
(Cost $231,923,497)**

NET OTHER ASSETS AND LIABILITIES - (0.16)%             (369,130)
                                                 --------------
NET ASSETS - 100.00%                             $  231,554,367
                                                 ==============

 -------------------------------------------
*              Security Valuation:
               Securities in the Fund are valued  utilizing  the amortized  cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment  Company  Act of 1940,  as amended,  provided  certain conditions  are met.  This  method  involves  valuing a portfolio security initially at its cost and thereafter assuming a constant amortization  to maturity of any discount or premium and provides a fair  approximation of fair market value.  Investments in other investment companies are valued at net asset value.
**             Aggregate cost for federal tax purposes.
(A)            Interest rate is reset at various time intervals.
               The interest rate shown  reflects the rate in effect as of August
               31, 2005.
(B)            Discount yield at time of purchase.

--------------------------------------------------------------------------------
GALAXY U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                              VALUE*
  ---------                                              ------

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 100.25%

               U.S. TREASURY BILLS  - 84.06%

$ 20,000,000   2.95%, 09/01/05 (A)               $   20,000,000
   7,306,000   3.33%, 09/01/05 (A)                    7,306,000
  70,000,000   3.29%, 09/08/05 (A)                   69,955,356
  15,000,000   2.93%, 09/15/05 (A)                   14,983,025
  25,000,000   3.02%, 09/15/05 (A)                   24,971,076
  35,000,000   3.26%, 09/15/05 (A)                   34,955,696
  10,000,000   3.10%, 09/22/05 (A)                    9,982,048
  40,000,000   3.13%, 09/22/05 (A)                   39,927,305
  10,000,000   3.17%, 09/22/05 (A)                    9,981,619
   8,000,000   3.29%, 09/22/05 (A)                    7,984,693
  10,000,000   3.29%, 09/29/05 (A)                    9,974,489
  20,000,000   3.16%, 12/15/05 (A)                   19,818,292
                                                 --------------
                                                    269,839,599
                                                 --------------

               FEDERAL FARM CREDIT BANK - 14.01%

  20,000,000   3.51%, 08/09/06 (B)                   19,994,420
  25,000,000   3.53%, 01/25/07 (B)                   24,994,820
                                                 --------------
                                                     44,989,240
                                                 --------------

               FEDERAL HOME LOAN BANK - 2.18%

   7,000,000   3.46%, 09/21/05 (A)                    6,986,583
                                                 --------------

                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS                         321,815,422
                                                 --------------
                (Cost $321,815,422)

 TOTAL INVESTMENTS - 100.25%                        321,815,422
                                                 --------------
 (Cost $321,815,422)**

 NET OTHER ASSETS AND LIABILITIES - (0.25)%            (817,159)
                                                 --------------
 NET ASSETS - 100.00%                            $  320,998,263
                                                 ==============

  -------------------------------------------
 *             Security Valuation:
               Securities in the Fund are valued  utilizing  the amortized  cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment  Company  Act of 1940,  as amended,  provided  certain conditions  are met.  This  method  involves  valuing a portfolio security initially at its cost and thereafter assuming a constant amortization  to maturity of any discount or premium and provides a fair  approximation of fair market value.  Investments in other investment companies are valued at net asset value.
 **            Aggregate cost for federal tax purposes.
 (A)           Discount yield at time of purchase.
 (B)           Interest rate is reset at various time intervals.
               The interest rate shown  reflects the rate in effect as of August
               31, 2005.

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)



  PAR VALUE                                          VALUE*
  ---------                                          ------

 MUNICIPAL SECURITIES - 99.31%

               ALASKA - 3.00%

$ 27,500,000   North Slope Borough
               Series A, GO
               2.54%, 06/30/10 (A)
               Insured: MBIA
               SPA:
               Dexia Credit Local de France      $   27,500,000
                                                 --------------

               ARIZONA - 0.85%

   5,015,000   Phoenix, IDA
               Multi-Family Housing Revenue
               Sunrise Vista Apartments
               Series A, AMT
               2.61%, 06/01/31 (A)
               LOC: Wells Fargo Bank, N.A.            5,015,000
   2,800,000   Tempe, IDA
               Centers for Habilitation
               2.61%, 12/01/21 (A)
               LOC: Wells Fargo Bank, N.A.            2,800,000
                                                 --------------
                                                      7,815,000
                                                 --------------

               CALIFORNIA - 1.62%

  14,850,000   Alameda Corridor Transportation
               Authority
               PFLOATS, Series PZ-72
               2.55%, 10/01/19 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                              14,850,000
                                                 --------------

               COLORADO - 3.22%

   6,915,000   Castle Pines
               North Metropolitan District, GO
               2.59%, 12/01/28 (A)
               LOC: U.S. Bank, N.A.                   6,915,000
   8,310,000   Colorado Department of
               Transportation
               (Roaring Fork Municipal Products
               LLC
               Series 2004-3, Class A)
               2.57%, 12/15/16 (A)(B)
               Insured: FGIC
               SPA: Bank of New York                  8,310,000
  11,000,000   Colorado Health Facilities
               Authority
               Plan De Salud Del Valle
               2.52%, 06/01/30 (A)
               LOC: KeyBank, N.A.                    11,000,000
   3,250,000   Lafayette Improvement District
               Special Assessment Revenue
               Special Improvement No. 02-01
               2.53%, 12/01/22 (A)
               LOC: Wells Fargo Bank, N.A.            3,250,000
                                                 --------------
                                                     29,475,000
                                                 --------------

  PAR VALUE                                          VALUE*
  ---------                                          ------

               FLORIDA - 8.61%

$ 12,035,000   Alachua County Health Facilities
               Authority
               Shands Teaching Hospital
               Series A
               2.34%, 12/01/12 (A)
               LOC: SunTrust Bank, N.A.          $   12,035,000
  11,350,000   Alachua County Health Facilities
               Authority
               Shands Teaching Hospital
               Series A
               2.34%, 12/01/32 (A)
               LOC: SunTrust Bank, N.A.              11,350,000
  12,155,000   Brevard County Health Facilities
               Authority
               Health First, Inc. Project
               2.34%, 08/01/14 (A)
               LOC: SunTrust Bank, N.A.              12,155,000
   6,700,000   Florida Higher Educational
               Facilities
               Financing Authority Revenue
               St. Thomas University Project
               2.34%, 01/01/19 (A)
               LOC: SunTrust Bank, N.A.               6,700,000
   1,905,000   Florida, DFC, IDR
               Enterprise Board
               Central Florida, Series A-1
               2.46%, 06/01/23 (A)
               LOC: SunTrust Bank, N.A.               1,905,000
   1,885,000   Florida, HFA
               Multi-Family Mortgage
               Series E
               2.41%, 12/01/05 (A)
               LOC: Credit Suisse First Boston        1,885,000
  12,535,000   Hillsborough County Aviation
               Authority (Roaring Fork
               Municipal Products LLC
               Series 2004-8, Class A), AMT
               2.64%, 10/01/15 (A)(B)
               Insured: MBIA
               SPA: Bank of New York                 12,535,000
  11,000,000   Lee County, IDA
               Healthcare Facilities Revenue
               Hope Hospice Project
               2.34%, 10/01/23 (A)
               LOC: SunTrust Bank, N.A.              11,000,000
   9,300,000   Palm Beach County Health
               Facilities Authority
               Bethesda Healthcare
               System Project
               2.34%, 12/01/31 (A)
               LOC: SunTrust Bank, N.A.               9,300,000
                                                 --------------
                                                     78,865,000
                                                 --------------

               GEORGIA - 6.52%

   2,000,000   Athens-Clarke County
               Series 1988
               2.55%, 09/16/05
               LOC: HSBC Bank USA                     2,000,000

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                          VALUE*
  ---------                                          ------

               GEORGIA (CONTINUED)

$  4,220,000   Atlanta Airport Revenue
               MERLOTS, Series C-14, AMT
               2.45%, 01/01/18 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.          $    4,220,000
   1,300,000   Atlanta Urban Residential
               Finance Authority
               Multi-Family Housing Revenue
               Northside Plaza Project, AMT
               2.54%, 11/01/27 (A)
               LOC: Wachovia Bank, N.A.               1,300,000
   3,245,000   Burke County Development
               Authority, PCR
               Oglethorpe Power Corp.
               Series A
               2.34%, 01/01/20 (A)
               Insured: AMBAC
               SPA: JPMorgan Chase Bank               3,245,000
   3,300,000   Cartersville Development
               Authority, IDR
               Bliss & Laughlin Steel Co., AMT
               2.64%, 12/01/18 (A)(B)
               LOC: SunTrust Bank, N.A.               3,300,000
  10,000,000   Clayton County Development
               Authority
               Special Facilities Revenue
               Delta Airlines, Series C, AMT
               2.44%, 05/01/35 (A)
               LOC: General Electric Capital
               Corp.                                 10,000,000
   3,870,000   Clayton County Development
               Authority, IDR
               Wilson Holdings, Inc.
               Project, AMT
               2.46%, 11/01/13 (A)
               LOC: SunTrust Bank, N.A.               3,870,000
   3,000,000   Fulton County Development
               Authority, IDR
               Industrial Laser Solutions, AMT
               2.60%, 05/01/18 (A)
               LOC: Wachovia Bank, N.A.               3,000,000
   2,950,000   Fulton County Hospital Authority
               Northside Hospital, Inc.
               Series B, RAC
               2.28%, 10/01/33 (A)
               LOC: Wachovia Bank, N.A.               2,950,000
   2,960,000   Georgia State Ports Authority
               Colonels Island Terminal, AMT
               2.41%, 10/01/23 (A)
               LOC: SunTrust Bank, N.A.               2,960,000
   4,600,000   Macon-Bibb County Hospital
               Authority, RAC
               Central Georgia Health
               2.34%, 05/01/30 (A)
               LOC: SunTrust Bank, N.A.               4,600,000
   6,265,000   Monroe County Development
               Authority, PCR
               Oglethorpe Power Corp. Project
               2.34%, 01/01/21 (A)
               Insured: AMBAC
               SPA: JPMorgan Chase Bank               6,265,000


  PAR VALUE                                          VALUE*
  ---------                                          ------

               GEORGIA (CONTINUED)

$  4,000,000   Municipal Electric Authority
               Series 85-A
               2.55%, 09/08/05
               LOC: Landesbank Hessen-Thuringen
               GZ                                $    4,000,000
   5,100,000   Municipal Electric Authority
               Series 85-B
               2.70%, 09/07/05
               LOC: JPMorgan Chase Bank               5,100,000
   2,960,000   Stephens County Development
               Authority, IDR
               Currahee Group LLC Project, AMT
               2.62%, 02/01/20 (A)
               LOC: National City Bank                2,960,000
                                                 --------------
                                                     59,770,000
                                                 --------------

               IDAHO - 1.53%

   8,055,000   Boise City
               Urban Renewal Agency Revenue
               Series A
               2.45%, 03/01/24 (A)
               LOC: KeyBank, N.A.                     8,055,000
   1,300,000   Boise City Housing Authority
               Multi-Family Housing Revenue
               Civic Plaza Housing Project
               Series C
               2.45%, 03/01/33 (A)
               LOC: KeyBank, N.A.                     1,300,000
   3,250,000   Eagle, IDC
               Camille Beckman Corp.
               Project, AMT
               2.76%, 09/01/21 (A)
               LOC: Wells Fargo Bank, N.A.            3,250,000
   1,400,000   Power County, PCR
               FMC Corp. Project
               2.30%, 12/01/10 (A)
               LOC: Wachovia Bank, N.A.               1,400,000
                                                 --------------
                                                     14,005,000
                                                 --------------

               ILLINOIS - 10.72%

   4,070,000   Chicago
               MERLOTS, Series B-24, GO
               2.40%, 01/01/25 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.               4,070,000
   3,050,000   Chicago
               TOCS, Series Z-10, GO
               2.57%, 06/29/29 (A)
               Insured: FGIC
               SPA: Goldman Sachs Special
               Services                               3,050,000

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                          VALUE*
  ---------                                          ------

               ILLINOIS (CONTINUED)

$  6,850,000   Chicago Enterprise Zone
               J & A LLC Project, AMT
               2.62%, 12/01/32 (A)
               LOC: ABN AMRO Bank N.V.            $   6,850,000
   1,130,000   Chicago Tax Increment Allocation
               Stockyards
               Series A
               2.44%, 12/01/11 (A)
               LOC: Northern Trust Co.                1,130,000
   5,100,000   Chicago, IDR
               Flying Food Fare Midway Project,
               AMT
               2.60%, 12/01/28 (A)
               LOC: Harris Trust & Savings Bank       5,100,000
  17,000,000   City of Chicago Water System
               Series 2004-A
               2.95%, 05/12/06
               LOC: BNP Paribas                      17,000,000
   5,300,000   Illinois Educational Finance
               Authority
               Beverly Arts Center Chicago
               2.51%, 10/01/28 (A)
               LOC: Fifth Third Bank                  5,300,000
   3,125,000   Illinois Finance Authority
               Community Action Partnership
               2.52%, 03/01/39 (A)
               LOC: Citibank, N.A.                    3,125,000
   3,190,000   Illinois State
               PUTTERS, Series 563, GO
               2.53%, 11/01/12 (A)(B)
               Insured: AMBAC
               SPA: JPMorgan Chase Bank               3,190,000
   7,065,000   Illinois State
               Sales Tax Revenue
               PUTTERS, Series 445
               2.53%, 12/15/15 (A)(B)
               Insured: FGIC
               SPA: JPMorgan Chase Bank               7,065,000
   4,810,000   Illinois, DFA
               Christian Heritage Academy
               2.35%, 12/01/21 (A)
               LOC: Fifth Third Bank                  4,810,000
   4,465,000   Illinois, DFA, IDR
               Forty Foot High Realty LLC, AMT
               2.62%, 12/01/27 (A)
               LOC: National City Bank                4,465,000
   5,320,000   Illinois, DFA, PCR
               Diamond Star Motors Project
               2.35%, 12/01/08 (A)
               LOC: KeyBank, N.A.                     5,320,000
   1,500,000   Macon County
               Millikin University
               2.53%, 10/01/31 (A)
               LOC: National City Bank                1,500,000


  PAR VALUE                                          VALUE*
  ---------                                          ------

               ILLINOIS (CONTINUED)

$  7,095,000   Marion Special Service Area No.
               2, GO
               2.54%, 01/01/22 (A)
               LOC: U.S. Bank, N.A.              $    7,095,000
   1,000,000   Metropolitan Pier & Exposition
               Authority
               Dedicated State Tax
               PFLOATS, Series PZ-62
               2.57%, 12/15/36 (A)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                               1,000,000
   6,000,000   Niles Educational Facilities
               Notre Dame High School Project
               2.51%, 03/01/31 (A)
               LOC: ABN AMRO Bank N.V.                6,000,000
   5,200,000   Northern Cook County
               Solid Waste Agency Contract
               Second Lien, Series A
               2.52%, 05/01/15 (A)
               LOC: Northern Trust Co.                5,200,000
   2,000,000   Orland Park, IDR
               Panduit Corp. Project, AMT
               2.73%, 04/01/31 (A)
               LOC: Fifth Third Bank                  2,000,000
   2,600,000   Quad Cities Regional, EDA
               Two Rivers YMCA Project
               2.37%, 12/01/31 (A)
               LOC: U.S. Bank, N.A.                   2,600,000
   2,400,000   Skokie, IDR
               P.S. Greetings, Inc. Project,
               AMT 2.62%, 12/01/33 (A)
               LOC: ABN AMRO Bank N.V.                2,400,000
                                                 --------------
                                                     98,270,000
                                                 --------------

               INDIANA - 2.99%

   2,725,000   Elkhart County
               Hubbard Hill Estates, Inc.
               2.51%, 11/01/21 (A)
               LOC: Fifth Third Bank                  2,725,000
   5,550,000   Fort Wayne, EDR
               St. Anne Home & Retirement
               2.53%, 09/01/23 (A)
               LOC: Fifth Third Bank                  5,550,000
   2,040,000   Hartford City Industry, EDR
               Hartford Concrete Products
               Project, AMT
               2.58%, 10/01/16 (A)
               LOC: Fifth Third Bank                  2,040,000
   2,560,000   Henry County, EDR
               YMCA, Inc.
               2.54%, 02/15/24 (A)
               LOC: U.S. Bank, N.A.                   2,560,000

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                          VALUE*
  ---------                                          ------

               INDIANA (CONTINUED)

$  2,025,000   Indiana State, DFA, EDR
               Rehabilitation Center Project
               2.61%, 07/01/17 (A)
               LOC: Wells Fargo Bank, N.A.        $   2,025,000
   5,000,000   Indiana Transport Finance
               Authority
               Highway Revenue
               MERLOTS, Series B-18
               2.40%, 06/01/28 (A)(B)
               Insured: FGIC
               SPA: Wachovia Bank, N.A.               5,000,000
   3,000,000   Indianapolis Local Public
               Improvment
               PFLOATS, Series PZ-58
               2.57%, 02/01/25 (A)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                               3,000,000
   4,500,000   Indianapolis Multi-Family
               Revenue Limited Obligation
               Nora Commons LP
               Series A, AMT
               2.57%, 12/01/39 (A)
               LOC: ABN AMRO Bank N.V.                4,500,000
                                                 --------------
                                                     27,400,000
                                                 --------------

               IOWA - 3.04%

   1,000,000   Clinton, IDR
               Sethness Products Co.
               Project, AMT
               2.50%, 09/01/06 (A)
               LOC: Northern Trust Co.                1,000,000
   3,000,000   Des Moines
               PFLOATS, Series PT-2268, GO
               2.53%, 06/01/24 (A)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                               3,000,000
   5,745,000   Iowa Finance Authority, IDR
               Ramsgate Corp. Project, AMT
               2.59%, 12/01/22 (A)
               LOC: U.S. Bank, N.A.                   5,745,000
   1,495,000   Iowa Higher Education Loan
               Authority
               Private College Facilities
               American Institute of Business
               Project
               2.61%, 11/01/13 (A)
               LOC: Wells Fargo Bank, N.A.            1,495,000
   5,500,000   Linn County
               YMCA Greater Cedar Rapids
               2.61%, 12/01/10 (A)
               LOC: Wells Fargo Bank, N.A.            5,500,000
   6,335,000   Linn County, IDR
               Highway Equipment Co.
               Project, AMT
               2.54%, 07/01/22 (A)
               LOC: Wells Fargo Bank, N.A.            6,335,000


  PAR VALUE                                          VALUE*
  ---------                                          ------

               IOWA (CONTINUED)

$  4,800,000   Linn County, IDR
               Swiss Valley Farms Co. Project,
               AMT
               2.61%, 05/01/21 (A)
               LOC: Wells Fargo Bank, N.A.       $    4,800,000
                                                 --------------
                                                     27,875,000
                                                 --------------

               KANSAS - 1.28%

  10,100,000   Burlington, PCR
               Series C-1
               2.55%, 10/07/05
               LOC: National Rural Utilities
               Cooperative Finance Corp.             10,100,000
   1,600,000   University of Kansas
               Hospital Authority
               Health Facilities Revenue
               KU Health System
               2.32%, 09/01/34 (A)
               LOC: Harris Trust & Savings Bank       1,600,000
                                                 --------------
                                                     11,700,000
                                                 --------------

               KENTUCKY  - 3.08%

  15,000,000   Kentucky Association of Counties
               Advance Revenue Program,
               COP, TRAN
               4.00%, 06/30/06                       15,150,959
   4,400,000   Kentucky, EDFA
               Health Facilities Revenue
               Baptist Convalescent Center
               2.71%, 12/01/19 (A)
               LOC: Fifth Third Bank                  4,400,000
   8,640,000   Louisville & Jefferson County
               Airport
               (Roaring Fork Municipal Products
               LLC Series 2003-14), AMT
               2.64%, 07/01/17 (A)(B)
               Insured: FSA
               SPA: Bank of New York                  8,640,000
                                                 --------------
                                                     28,190,959
                                                 --------------

               LOUISIANA  - 2.95%

   1,000,000   Louisiana State Offshore Terminal
               Authority
               Deepwater Port Revenue
               Loop LLC Project, Series A
               2.34%, 09/01/14
               LOC: SunTrust Bank, N.A.               1,000,000
  26,000,000   St. James Parish, PCR
               Texaco Project, Series A
               2.60%, 10/13/05                       26,000,000
                                                 --------------
                                                     27,000,000
                                                 --------------

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                          VALUE*
  ---------                                          ------

               MAINE - 0.22%

$  2,000,000   Maine Finance Authority
               Civic Facility Revenue
               Erskine Academy Project
               2.57%, 12/01/20 (A)
               LOC: KeyBank, N.A.                $    2,000,000
                                                 --------------

               MARYLAND - 0.92%

   3,500,000   Anne Arundel County, EDR
               West Capitol Associates LP
               Series 85-A
               2.64%, 12/01/15 (A)
               LOC: SunTrust Bank, N.A.               3,500,000
   1,300,000   Maryland State, EDC, EDR
               Federation of American Societies
               Series A
               2.34%, 07/01/30 (A)
               LOC: SunTrust Bank, N.A.               1,300,000
   3,650,000   Montgomery County, PCR
               Series 94-A
               2.76%, 10/11/05
               LOC: BNP Paribas                       3,650,000
                                                 --------------
                                                      8,450,000
                                                 --------------

               MASSACHUSETTS - 7.01%

   2,045,000   Massachusetts State
               PUTTERS, Series 449, GO
               2.51%, 02/01/18 (A)(B)
               Insured: AMBAC
               SPA: JPMorgan Chase Bank               2,045,000
   9,500,000   Massachusetts State
               Series G
               2.45%, 09/02/05
               SPA: BNP Paribas                       9,500,000
  15,000,000   Massachusetts State
               Series G
               2.47%, 09/02/05
               SPA: BNP Paribas                      15,000,000
   9,000,000   Massachusetts State, DFA
               Tax-Exempt CP Revenue Notes
               Program 3
               2.68%, 12/20/05
               LOC: Allied Irish Bank Plc             9,000,000
   1,000,000   Massachusetts State, GO
               (Roaring Fork Municipal Products
               LLC
               Certificate Class A, Series
               2003-10)
               2.53%, 11/01/17 (A)(B)
               Insured: MBIA
               SPA: Bank of New York                  1,000,000


  PAR VALUE                                          VALUE*
  ---------                                          ------

               MASSACHUSETTS (CONTINUED)
$  5,655,000   Massachusetts State, HFA
               Single Family Notes
               Series T, AMT
               2.70%, 01/31/06
               GIC: AIG                          $    5,655,000
   9,000,000   Massachusetts State, HFA
               Single Family Notes
               Series U
               2.65%, 01/31/06
               GIC: AIG                               9,000,000
   5,000,000   Milton, BAN, GO
               2.75%, 09/23/05                        5,001,814
   8,000,000   Winchester, BAN, GO
               3.75%, 07/03/06                        8,068,280
                                                 --------------
                                                     64,270,094
                                                 --------------

               MICHIGAN - 4.75%

   3,300,000   Detroit Sewer Disposal Revenue
               Series B
               2.30%, 07/01/33 (A)
               Insured: FSA
               SPA: Dexia Credit Local de France      3,300,000
   2,855,000   Michigan Higher Education
               Facilities Authority, LOR
               Hope College
               2.53%, 04/01/34 (A)
               LOC: JPMorgan Chase Bank               2,855,000
  10,035,000   Michigan Higher Education
               Student Loan Authority
               (Roaring Fork Municipal Products
               LLC Class A, Series 2003-11), AMT
               2.64%, 03/01/24 (A)(B)
               Insured: AMBAC
               SPA: Bank of New York                 10,035,000
  15,000,000   Michigan Municipal
               Bond Authority
               Detroit School District
               Series A
               3.75%, 03/21/06
               LOC: JPMorgan Chase Bank              15,096,579
   3,410,000   Michigan State Strategic
               Fund, LOR
               Packaging Direct, Inc. Project,
               AMT
               2.62%, 12/01/28 (A)
               LOC: National City Bank                3,410,000
   1,000,000   Michigan State Strategic Fund,
               LOR
               RS Development LLC Project, AMT
               2.58%, 08/01/23 (A)
               LOC: Fifth Third Bank                  1,000,000

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                          VALUE*
  ---------                                          ------

               MICHIGAN (CONTINUED)

$  7,835,000   Oakland County, EDC, LOR
               Academy of The Sacred Heart
               2.53%, 12/01/32 (A)
               LOC: Allied Irish Bank Plc        $    7,835,000
                                                 ---------------
                                                     43,531,579
                                                 ---------------

               MINNESOTA - 0.94%

   2,035,000   Eden Prairie, IDR
               SWB LLC Project
               Series A, AMT
               2.69%, 11/01/20 (A)(B)
               LOC: U.S. Bank, N.A.                   2,035,000
   2,100,000   Minnesota State
               Higher Education Facilities
               Authority
               Saint Olaf College
               Series 5-H
               2.32%, 10/01/30 (A)
               LOC: Harris Trust & Savings Bank       2,100,000
   4,525,000   Springfield, IDR
               Ochs Brick Co. Project, AMT
               2.64%, 05/01/16 (A)(B)
               LOC:  Wells Fargo Bank, N.A.           4,525,000
                                                 --------------
                                                      8,660,000
                                                 --------------

               MISSISSIPPI - 0.74%

   2,300,000   Jackson County, PCR
               Chevron USA, Inc. Project
               2.30%, 12/01/16 (A)                    2,300,000
   4,500,000   Jackson County, PCR
               Chevron USA, Inc. Project
               2.30%, 06/01/23 (A)                    4,500,000
                                                 --------------
                                                      6,800,000
                                                 --------------

               MISSOURI - 0.53%

   4,860,000   Missouri, HEFA
               Baptist College
               2.37%, 11/15/22 (A)
               LOC: U.S. Bank, N.A.                   4,860,000
                                                 --------------

               MONTANA - 0.18%

   1,690,000   Forsyth, PCR
               Pacificorp Project
               2.45%, 01/01/18 (A)
               LOC: BNP Paribas                       1,690,000
                                                 --------------

  PAR VALUE                                          VALUE*
  ---------                                          ------

               NEW HAMPSHIRE - 0.55%

$  5,000,000   New Hampshire, HEFA
               Easter Seals of New Hampshire
               Series A
               2.54%, 12/01/34 (A)
               LOC: Citizens Bank                $    5,000,000
                                                 --------------

               NEW MEXICO - 2.62%

   1,455,000   Albuquerque
               Educational Facilities Revenue
               Menaul School Project
               2.61%, 06/01/18 (A)
               LOC: Wells Fargo Bank, N.A.            1,455,000
   1,800,000   Farmington, PCR
               Arizona Public Service Co.
               Series A
               2.35%, 05/01/24 (A)
               LOC: Barclays Bank Plc                 1,800,000
   1,000,000   Farmington, PCR
               Arizona Public Service Co.
               Series B
               2.30%, 09/01/24 (A)
               LOC: Barclays Bank Plc                 1,000,000
  19,720,000   New Mexico Finance Authority
               State Transportation Revenue
               PFLOATS, Series PT-2194
               2.53%, 12/15/11 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                              19,720,000
                                                 --------------
                                                     23,975,000
                                                 --------------

               NEW YORK - 0.98%

   3,945,000   Allegany County, IDA
               Civic Facility Revenue
               Houghton College Project
               Series A
               2.57%, 04/01/29 (A)
               LOC: KeyBank, N.A.                     3,945,000
   4,995,000   Tobacco Settlement
               Financing Corp.
               PFLOATS, Series PT-972
               3.00%, 08/03/06 (A)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                               4,995,000
                                                 --------------
                                                      8,940,000
                                                 --------------

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                          VALUE*
  ---------                                          ------

               NORTH CAROLINA - 5.11%

$  8,580,000   North Carolina Capital Facilities
               Finance Agency
               Duke University Issue
               Series A-1
               2.65%, 12/08/05                   $    8,580,000
   5,110,000   North Carolina Medical Care
               Commission Health Care
               Facilities Revenue
               Carolina Meadows, Inc. Project
               2.50%, 12/01/34 (A)
               LOC: Allied Irish Bank Plc             5,110,000
   9,570,000   North Carolina Medical Care
               Commission
               Health Care Facilities Revenue
               Well Spring Retirement Community
               Series C
               2.50%, 01/01/21 (A)
               LOC: Allied Irish Bank Plc             9,570,000
   5,420,000   North Carolina State
               PFLOATS, Series PT-2115, GO
               2.53%, 03/01/12 (A)(B)
               SPA: Merrill Lynch Capital
               Services                               5,420,000
   6,000,000   Wake County
               Public Improvement
               Series B, GO
               Mandatory Tender 04/01/06
               4.00%, 04/01/16
               SPA: Lloyds TSB Bank Plc               6,044,398
  12,000,000   Wake County
               Series A, GO
               Mandatory Tender 04/01/06
               4.00%, 04/01/19
               SPA: Landesbank Hessen-Thuringen
               GZ                                    12,088,796
                                                 --------------
                                                     46,813,194
                                                 --------------

               OHIO - 1.41%

   1,515,000   Cincinnati & Hamilton County
               Port Authority, EDR
               Kenwood Office Association
               Project
               2.35%, 09/01/25 (A)
               LOC: Fifth Third Bank                  1,515,000
   3,895,000   Cincinnati City School District
               PUTTERS, Series 682, GO
               2.53%, 12/01/11 (A)(B)
               Insured: FSA
               SPA: JPMorgan Chase Bank               3,895,000
   4,700,000   Cuyahoga County
               Health Care Facilities
               McGregor Amasa Stone
               2.50%, 01/01/32 (A)
               LOC: KeyBank, N.A.                     4,700,000



  PAR VALUE                                          VALUE*
  ---------                                          ------

               OHIO (CONTINUED)

$  2,805,000   Summit County, IDR
               Quality Mold, Inc. Project, AMT
               2.64%, 06/01/19 (A)
               LOC: KeyBank, N.A.                $    2,805,000
                                                 --------------
                                                     12,915,000
                                                 --------------

               OREGON - 1.48%

   7,815,000   Port of Portland Airport Revenue
               Portland International Airport
               (Roaring Fork Municipal Products
               LLC Class A, Series 2003-12), AMT
               2.64%, 07/01/15 (A)(B)
               Insured: FGIC
               SPA: Bank of New York                  7,815,000
   5,780,000   Portland Sewer System Revenue
               PUTTERS, Series 955
               2.53%, 02/01/13 (A)(B)
               Insured: FSA
               SPA: PNC Bank, N.A.                    5,780,000
                                                 --------------

                                                     13,595,000
                                                 --------------

               PENNSYLVANIA - 0.88%

   5,340,000   Moon, IDA
               Commercial Development
               One Thorn Run Center Project
               Series A, AMT
               2.62%, 11/01/15 (A)
               LOC: National City Bank                5,340,000
     775,000   Philadelphia Airport Revenue
               PFLOATS, Series PT-3077, AMT
               2.57%, 06/15/22 (A)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                                 775,000
   2,000,000   Venango, IDA
               Scrubgrass Project, Series 90-B
               2.76%, 10/11/05
               LOC: Dexia Credit
               Local de France                        2,000,000
                                                 --------------
                                                      8,115,000
                                                 --------------

               SOUTH CAROLINA  - 2.62%

  23,515,000   Richland County School, District
               No. 001
               (ABN AMRO Munitops Certificates
               Trust Series 2003-29), GO
               2.42%, 03/01/11 (A)(B)
               Insured: FSA
               SPA: ABN AMRO Bank N.V.               23,515,000

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                          VALUE*
  ---------                                          ------

               SOUTH CAROLINA (CONTINUED)

$    500,000   South Carolina Jobs, EDA, EDR
               Rock-Tenn Converting Co.
               Project, AMT
               2.46%, 04/01/32 (A)
               LOC: SunTrust Bank, N.A.          $      500,000
                                                 --------------
                                                     24,015,000
                                                 --------------

               TENNESSEE - 0.57%

   3,400,000   Greenville, IDB
               Warehouse Services LLC, AMT
               2.46%, 05/01/18 (A)
               LOC: SunTrust Bank, N.A.               3,400,000
   1,800,000   Jefferson City, IDB, IDR
               Limited Obligation
               Nashua Corp. Project, AMT
               2.57%, 12/01/24 (A)
               LOC: ABN AMRO Bank N.V.                1,800,000
                                                 --------------
                                                      5,200,000
                                                 --------------

               TEXAS - 9.50%

   5,405,000   AMES Higher Education Facilities
               Corp.
               St. Gabriels School Project
               2.56%, 12/01/33 (A)
               LOC: Allied Irish Bank Plc             5,405,000
   7,000,000   Brownsville Utility System
               Revenue ROCS, Series R-4074
               2.53%, 09/01/24 (A)
               Insured: AMBAC
               SPA: Citigroup Global Market           7,000,000
   3,300,000   Coppell Independent School
               District
               PFLOATS, Series PZ-69, GO
               2.57%, 08/15/28 (A)
               Insured: PSF-GTD
               SPA: Merrill Lynch Capital
               Services                               3,300,000
   4,855,000   Corpus Christi
               PFLOATS, Series PT-3015, GO
               2.53%, 03/01/25 (A)
               Insured: FSA
               SPA: Merrill Lynch Capital
               Serives                                4,855,000
  11,705,000   Guadalupe-Blanco River Authority
               Texas Contract Revenue
               MERLOTS, Series 2
               2.40%, 04/15/27 (A)(B)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.              11,705,000
   1,150,000   Guadalupe-Blanco River Authority,
               PCR
               Central Power & Light Co. Project
               2.30%, 11/01/15 (A)
               LOC: Barclays Bank Plc                 1,150,000


  PAR VALUE                                          VALUE*
  ---------                                          ------

               TEXAS (CONTINUED)

$  2,710,000   Harlandale Independent School
               District
               PUTTERS, Series 524, GO
               2.53%, 08/15/12 (A)(B)
               Insured: PSF-GTD
               SPA: JPMorgan Chase Bank          $    2,710,000
   2,000,000   Harris County Sports Authority
               Special Revenue
               PFLOATS, Series PZ-65
               2.57%, 11/15/38 (A)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Serives                                2,000,000
   6,500,000   HFDC Central Texas, Inc.
               Villa de San Antonio Project
               Series C
               2.50%, 05/15/38 (A)
               LOC: KBC Bank N.V.                     6,500,000
   9,295,000   Houston
               PUTTERS, Series 450
               2.53%, 03/01/12 (A)(B)
               Insured: MBIA
               SPA: JPMorgan Chase Bank               9,295,000
  12,145,000   Houston Utility System Revenue
               MERLOTS, Series B-17
               2.40%, 05/15/27 (A)(B)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.              12,145,000
   3,405,000   Houston Water & Sewer System
               PFLOATS, Series PZ-67
               2.42%, 12/01/26 (A)
               Insured: FSA
               SPA: Merrill Lynch Capital
               Services                               3,405,000
   5,000,000   Kaufman County Fresh
               Water Supply District No. 1-C,
               GO Mandatory Tender 12/01/05
               2.37%, 12/01/33
               LOC: JPMorgan Chase Bank               5,000,000
   1,300,000   Montgomery County Municipal
               Utility
               District No. 46
               PUTTERS, Series 548, GO
               2.53%, 09/01/10
               Insured: FGIC
               SPA: JPMorgan Chase Bank               1,300,000
   6,155,000   San Marcos Consolidated
               Independent
               School District
               PFLOATS, Series PT-3067, GO
               2.53%, 08/01/26 (A)
               Insured: PSF-GTD
               SPA: Merrill Lynch Capital
               Services                               6,155,000
   3,770,000   Texas State Transportation
               Commission
               Mobility Fund, Series A, GO
               4.00%, 04/01/06                        3,798,311

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


  PAR VALUE                                          VALUE*
  ---------                                          ------

               TEXAS (CONTINUED)

$  1,325,000   Victoria, HFDC
               Healthcare System Revenue
               Warm Springs Rehabilitation
               Foundation
               2.55%, 09/01/27 (A)
               LOC: JPMorgan Chase Bank          $    1,325,000
                                                 --------------
                                                     87,048,311
                                                 --------------

               UTAH  - 0.53%
   2,210,000   St. George, IDR
               Bluff Cove Resort LLC Project
               2.59%, 08/01/11 (A)
               LOC: JPMorgan Chase Bank               2,210,000
   2,630,000   Weber County Housing Authority
               Multi-Family Revenue
               Cherry Creek Apartment
               2.54%, 11/01/39 (A)
               LOC: JPMorgan Chase Bank               2,630,000
                                                 --------------
                                                      4,840,000
                                                 --------------

               WASHINGTON  - 3.07%

   4,485,000   Port Tacoma
               MERLOTS, Series C-01
               2.40%, 12/01/21 (A)(B)
               Insured: AMBAC
               SPA: Wachovia Bank, N.A.               4,485,000
   4,000,000   Washington State
               Health Care Facilities Authority
               Seattle Cancer Care
               2.52%, 03/01/35 (A)
               LOC: KeyBank, N.A.                     4,000,000
   4,385,000   Washington State
               MERLOTS, Series B-22, GO
               2.40%, 07/01/24 (A)(B)
               Insured: FSA
               SPA: Wachovia Bank, N.A.               4,385,000
   7,300,000   Washington State
               PFLOATS, Series PT-2095, GO
               2.53%, 01/01/12 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                               7,300,000
   3,850,000   Washington State, EDFA
               RMI Investors LLC Project
               Series F, AMT
               2.61%, 08/01/26 (A)
               LOC: Wells Fargo Bank, N.A.            3,850,000

  PAR VALUE                                           VALUE*
  ---------                                           ------

               WASHINGTON (CONTINUED)

$  4,075,000   Washington State, HFC
               Non-Profit Revenue
               Tacoma Art Museum Project
               2.37%, 06/01/32 (A)
               LOC: Northern Trust Co.           $    4,075,000
                                                 --------------

                                                     28,095,000
                                                 --------------

               WISCONSIN  - 3.47%

  24,000,000   Madison Metropolitan School
               District, TRAN
               3.00%, 09/09/05                       24,007,246
   3,440,000   Wisconsin State
               PFLOATS, Series PT-2076, GO
               2.53%, 05/01/10 (A)(B)
               Insured: FSA
               SPA: Merrill Lynch Capital
               Services                               3,440,000
   3,250,000   Wisconsin State, HEFA
               Mequon Jewish Project
               2.54%, 07/01/28 (A)
               LOC: JPMorgan Chase Bank               3,250,000
   1,100,000   Wisconsin State, HEFA
               Wisconsin Lutheran College Project
               2.37%, 06/01/33 (A)
               LOC: U.S. Bank, N.A.                   1,100,000
                                                 --------------
                                                     31,797,246
                                                 --------------

               WYOMING  - 1.82%

   3,500,000   Sweetwater County, PCR
               Pacific Corp. Projects
               Series 88-A
               2.57%, 10/07/05
               LOC: Barclays Bank Plc                 3,500,000
  13,200,000   Uinta County, PCR
               Chevron USA, Inc. Project
               2.30%, 08/15/20 (A)                   13,200,000
                                                 --------------
                                                     16,700,000
                                                 --------------

               TOTAL MUNICIPAL SECURITIES           910,026,383
                                                 --------------
               (Cost $910,026,383)

   SHARES
   -------

 INVESTMENT COMPANY - 0.37%

   3,351,361   BlackRock MuniCash Portfolio
               Institutional Shares
               2.37% (C)                              3,351,361
                                                 --------------
                TOTAL INVESTMENT COMPANY              3,351,361
                                                 --------------
                (Cost $3,351,361)

--------------------------------------------------------------------------------
GALAXY TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)


 TOTAL INVESTMENTS - 99.68%                      $  913,377,744
                                                 --------------
 (Cost $913,377,744)**

 NET OTHER ASSETS AND LIABILITIES - 0.32%             2,955,402
                                                 --------------
 NET ASSETS - 100.00%                            $  916,333,146
                                                 ==============

  -------------------------------------------
 *             Security Valuation:
               Securities in the Fund are valued  utilizing  the amortized  cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment  Company  Act of 1940,  as amended,  provided  certain conditions  are met.  This  method  involves  valuing a portfolio security initially at its cost and thereafter assuming a constant amortization  to maturity of any discount or premium and provides a fair  approximation of fair market value.  Investments in other investment companies are valued at net asset value.
 **            Aggregate cost for federal tax purposes.
(A)            Variable rate demand notes are payable upon not more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31, 2005.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of August 31, 2005, these securities
               amounted to $212,430,000 or 23.18% of net assets. These
               securities are deemed to be liquid.
 (C)           Reflects seven-day yield as of August 31, 2005.
AMBAC          Ambac Assurance Corp.
 AMT           Alternative Minimum Tax. Private activity obligations  the interest on which is subject to the federal AMT for individuals.
 BAN           Bond Anticipation Note
 COP           Certificate of Participation
 CP            Commercial Paper
 DFA           Development Finance Authority
 DFC           Development Finance Corp.
 EDA           Economic Development Authority
 EDC           Economic Development Corp.
 EDFA          Economic Development Finance Authority
 EDR           Economic Development Revenue
 FGIC          Financial Guaranty Insurance Co.
 FSA           Financial Security Assurance, Inc.
 GIC           Guaranteed Investment Contract
 GO            General Obligation Bond
 HEFA          Health and Educational Facilities Authority
 HFA           Housing Finance Agency
 HFC           Housing Finance Commission
 HFDC          Health Facilities Development Corp.
 IDA           Industrial Development Authority
 IDB           Industrial Development Board
 IDC           Industrial Development Corp.
 IDR           Industrial Development Revenue
 LOC           Letter of Credit
 LOR           Limited Obligation Revenue
 MBIA          MBIA Insurance Corp.
 PCR           Pollution Control Revenue
 PSF-GTD       Permanent School Fund Guaranteed
 RAC           Revenue Anticipation Certificates
 SPA           Stand-by Purchase Agreement
 TRAN          Tax and Revenue Anticipation Note

--------------------------------------------------------------------------------
GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

 PAR VALUE                                                    VALUE*
 --------                                                    ------

MUNICIPAL SECURITIES - 99.84%

               CONNECTICUT  - 79.01%

$  8,375,000   City of New Haven
               Series 02-A
               2.45%, 09/09/05
               LOC: Landesbank Hessen-Thuringen GZ       $   8,375,000
   2,100,000   City of New Haven
               Series 02-A
               2.53%, 10/07/05
               LOC: Landesbank Hessen-Thuringen GZ           2,100,000
   2,000,000   Connecticut State
               PFLOATS, Series PT-2693, GO
               2.50%, 06/01/20 (A)(B)
               Insured: AMBAC
               SPA: Dexia Credit Local de France             2,000,000
   2,000,000   Connecticut State
               PUTTERS, Series 432, GO
               2.52%, 04/01/12 (A)(B)
               Insured: FGIC
               SPA: JPMorgan Chase Bank                      2,000,000
   3,700,000   Connecticut State Development
               Authority
               Health Care Revenue Corp.
               for Independent Living Project
               Series 1990
               2.37%, 07/01/15 (A)
               LOC: JPMorgan Chase Bank                      3,700,000
   2,000,000   Connecticut State Development
               Authority
               Industrial Development
               Gerber Scientific, Inc.
               2.38%, 12/01/14 (A)
               LOC: Wachovia Bank                            2,000,000
   5,000,000   Connecticut State Development
               Authority
               Solid Waste, Rand/Whitney
               Project, AMT
               2.39%, 08/01/23 (A)
               LOC: Bank of Montreal                         5,000,000
   1,250,000   Connecticut State Development
               Authority
               Water Facility Revenue
               Connecticut Water Co. Project
               Series A, AMT
               2.42%, 07/01/28 (A)
               LOC: Citizens Bank                            1,250,000
   1,125,000   Connecticut State Development
               Authority
               Water Facility Revenue
               Connecticut Water Co. Project
               Series B
               2.37%, 09/01/28 (A)
               LOC: Citizens Bank                            1,125,000
   2,600,000   Connecticut State Development
               Authority, PCR
               Central Vermont Public Service
               2.60%, 12/01/15 (A)
               LOC: Citizens Bank                            2,600,000

 PAR VALUE                                                    VALUE*
 --------                                                    ------

               CONNECTICUT (CONTINUED)

$  1,000,000   Connecticut State Special Tax
               Obligation Revenue
               Series 966
               2.50%, 10/01/09 (A)(B)
               Insured: FSA
               SPA: Merrill Lynch Capital
               Services                                  $   1,000,000
   1,000,000   Connecticut State Special Tax
               Obligation Revenue
               Transportation Infrastructure
               Series 1
               2.45%, 09/01/20 (A)
               Insured: FGIC
               SPA: Dexia Credit Local de France             1,000,000
   1,595,000   Connecticut State Special Tax
               Obligation Revenue
               Transportation Infrastructure
               Series 2
               2.45%, 02/01/22 (A)
               Insured: AMBAC                                1,595,000
   4,000,000   Connecticut State, HEFA
               Ascension Health Credit
               Series B
               2.33%, 11/15/29 (A)                           4,000,000
   4,000,000   Connecticut State, HEFA
               Covenant Retirement
               Series A
               2.42%, 12/01/29 (A)
               LOC: ABN AMRO Bank N.V.                       4,000,000
   4,000,000   Connecticut State, HEFA
               Hospital of St. Raphael
               Series M
               2.34%, 07/01/24 (A)
               LOC: KBC Bank N.V.                            4,000,000
   2,200,000   Connecticut State, HEFA
               Quinnipiac University
               Series G
               2.28%, 07/01/23 (A)
               LOC: JPMorgan Chase Bank                      2,200,000
   2,400,000   Connecticut State, HEFA
               St. Francis Hospital & Medical Center
               PFLOATS, Series PT-905
               2.20%, 08/12/19 (A)(B)
               Insured: FGIC
               SPA: Merrill Lynch Capital
               Services                                      2,400,000
   4,000,000   Connecticut State, HEFA
               Taft School
               Series E
               2.40%, 07/01/30 (A)
               LOC: Wachovia Bank, N.A.                      4,000,000
   2,015,000   Connecticut State, HEFA
               United Methodist Home
               Series A
               2.47%, 07/01/31 (A)
               LOC: Wachovia Bank, N.A.                      2,015,000

--------------------------------------------------------------------------------
GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

 PAR VALUE                                                    VALUE*
 --------                                                    ------

               CONNECTICUT (CONTINUED)

$  4,000,000   Connecticut State, HEFA
               University of Hartford
               Series F
               2.49%, 07/01/34 (A)
               LOC: Citizens Bank                        $   4,000,000
   2,500,000   Connecticut State, HEFA
               Yale University Issue
               Series S
               2.40%, 09/02/05                               2,500,000
   4,000,000   Connecticut State, HEFA
               Yale University Issue
               Series S
               2.55%, 10/07/05                               4,000,000
   9,000,000   Connecticut State, HFA
               TRS, Series L14-Reg D, AMT
               2.53%, 11/15/29 (A)
               SPA: Lehman Liquidity Co.                     9,000,000
   4,144,000   Manchester
               Temporary Notes, Lot A, GO
               3.75%, 07/06/06                               4,180,752
     900,000   North Caanan Housing Authority
               Geer Woods Project
               2.47%, 08/01/31 (A)
               LOC: Wachovia Bank, N.A.                        900,000
   3,100,000   University of Connecticut
               PFLOATS, Series PT-1255, GO
               2.50%, 01/15/11 (A)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                                      3,100,000
                                                         -------------
                                                            84,040,752
                                                         -------------

               IDAHO  - 1.03%

   1,100,000   Eagle, IDC
               Camille Beckman Corp. Project, AMT
               2.76%, 09/01/21 (A)
               LOC: Wells Fargo Bank, N.A.                   1,100,000
                                                         -------------

               INDIANA  - 3.38%

   3,600,000   Vigo County, EDR
               Monninger Corp. Project, AMT
               2.76%, 12/01/17 (A)
               LOC: Wells Fargo Bank, N.A.                   3,600,000
                                                         -------------

 PAR VALUE                                                  VALUE*
 ---------                                                  ------

               KENTUCKY  - 1.88%

$  2,000,000   Lexington-Fayette Urban
               County Airport Corp.
               1st Mortgage, Series A, AMT
               2.41%, 07/01/28 (A)
               Insured: MBIA
               LOC: Dexia Bank
               SPA: Credit Local de France               $   2,000,000
                                                         -------------

               MARYLAND  - 1.32%

   1,400,000   Maryland State, EDC, EDR
               Federation of American Societies
               Series A
               2.34%, 07/01/30 (A)
               LOC: SunTrust Bank, N.A.                      1,400,000
                                                         -------------

               OREGON  - 3.01%

   3,200,000   Oregon State, EDR
               Special Newsprint Co. Project
               Series 203, AMT
               2.38%, 12/01/26 (A)
               LOC: Toronto-Dominion Bank                    3,200,000
                                                         -------------

               PUERTO RICO  - 10.21%

   3,655,000   Puerto Rico Commonwealth
               Infrastrusture Financing Authority
               PUTTERS, Series 943
               2.52%, 01/01/23 (A)(B)
               Insured: AMBAC
               SPA: PNC Bank, N.A.                           3,655,000
   2,920,000   Puerto Rico Commonwealth
               PFLOATS, Series PT-620, GO
               2.49%, 07/01/16 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                                      2,920,000
   1,000,000   Puerto Rico Commonwealth
               PUTTERS, Series 441, GO
               2.51%, 01/01/09 (A)(B)
               Insured: MBIA
               SPA: JPMorgan Chase Bank                      1,000,000
   1,780,000   Puerto Rico Electric Power
               Authority
               Power Revenue
               PUTTERS, Series 681
               2.51%, 07/01/12 (A)(B)
               Insured: FGIC
               SPA: JPMorgan Chase Bank                      1,780,000

--------------------------------------------------------------------------------
GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

 PAR VALUE                                                    VALUE*
 --------                                                    ------


               PUERTO RICO (CONTINUED)

$  1,500,000   Puerto Rico Public Buildings
               Authority
               PFLOATS, Series PT-2973
               2.49%, 07/01/16 (A)(B)
               Insured: FGIC
               SPA: Merrill Lynch Capital
               Services                                  $   1,500,000
                                                         -------------
                                                            10,855,000
                                                         -------------
               TOTAL MUNICIPAL SECURITIES                  106,195,752
                                                         -------------
               (Cost $106,195,752)

  SHARES
  -------

INVESTMENT COMPANY - 0.10%

     107,130   BlackRock MuniCash Portfolio
               Institutional Shares
               2.37% (C)                                       107,130
                                                         -------------
               TOTAL INVESTMENT COMPANY                        107,130
                                                         -------------
               (Cost $107,130)

TOTAL INVESTMENTS - 99.94%                                 106,302,882
                                                         -------------
(Cost $106,302,882)**

NET OTHER ASSETS AND LIABILITIES - 0.06%                        59,366
                                                         -------------
NET ASSETS - 100.00%                                     $ 106,362,248
                                                         =============

 -------------------------------------------
*              Security Valuation:
               Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium and provides a fair approximation of fair market value. Investments in other investment companies are valued at net asset value.
**             Aggregate cost for federal tax purposes.
(A)            Variable rate demand notes are payable upon not
               more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31,
               2005.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of August 31, 2005, these securities
               amounted to $18,255,000 or 17.16% of net assets. These securities are deemed to be liquid.
(C)            Reflects seven-day yield as of August 31, 2005.
AMBAC          Ambac Assurance Corp.
AMT            Alternative Minimum Tax. Private activity obligations the
               interest on which is subject to the federal AMT for individuals.
EDC            Economic Development Corp.
EDR            Economic Development Revenue
FGIC           Financial Guaranty Insurance Co.
FSA            Financial Security Assurance, Inc.
GO             General Obligation Bond
HEFA           Health and Educational Facilities Authority
HFA            Housing Finance Authority
IDC            Industrial Development Corp.
LOC            Letter of Credit
MBIA           MBIA Insurance Corp.
PCR            Pollution Control Revenue
SPA            Stand-by Purchase Agreement

--------------------------------------------------------------------------------
GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)

 PAR VALUE                                                   VALUE*
 ---------                                                   ------

MUNICIPAL SECURITIES - 92.41%

               COLORADO  - 0.84%

$  1,400,000   Boulder County Revenue
               Boulder Medical Center Project, AMT
               2.66%, 01/01/17 (A)
               LOC: Wells Fargo Bank, N.A.               $   1,400,000
                                                         -------------

               ILLINOIS  - 1.15%

   1,000,000   Illinois, DFA, PCR
               Diamond Star Motors Project
               2.35%, 12/01/08 (A)
               LOC: KeyBank, N.A.                            1,000,000
     900,000   Springfield, IDR
               Phillips Brothers, Inc. Project, AMT
               2.65%, 06/01/18 (A)(B)
               LOC: JPMorgan Chase Bank                        900,000
                                                         -------------
                                                             1,900,000
                                                         -------------

               INDIANA  - 0.72%

   1,200,000   Elkhart County, EDR
               Hart Housing Group, Inc. Project, AMT
               2.79%, 01/01/11 (A)
               LOC: Fifth Third Bank                         1,200,000
                                                         -------------

               MASSACHUSETTS  - 86.08%

   1,290,000   Barnstable, GO
               4.50%, 09/15/05                               1,290,971
   3,010,000   Bedford, BAN, GO
               3.00%, 09/28/05                               3,013,066
   3,990,000   Massachusetts Bay Transportation
               Authority
               Sales Tax Revenue
               MERLOTS, Series B-04
               2.39%, 07/01/21 (A)(B)
               Insured: AMBAC
               SPA: Wachovia Bank, N.A.                      3,990,000
   1,000,000   Massachusetts State
               Series C, GO
               5.00%, 12/01/05                               1,005,994
   4,000,000   Massachusetts State
               Series G
               2.45%, 09/02/05
               SPA: BNP Paribas                              4,000,000
   5,195,000   Massachusetts State Port Authority
               (Roaring Fork Municipal Products LLC
               Series 2005-7, Certificate Class A)
               2.53%, 07/01/27 (A)(B)
               Insured: AMBAC
               SPA: Bank of New York                         5,195,000

 PAR VALUE                                                   VALUE*
 ---------                                                   ------

               MASSACHUSETTS (CONTINUED)

 $ 1,770,000   Massachusetts State Port Authority
               PUTTERS, Series 952
               2.52%, 07/01/13 (A)(B)
               Insured: AMBAC
               SPA: JPMorgan Chase Bank                  $   1,770,000
   5,000,000   Massachusetts State School
               Building Authority
               Dedicated Sales Tax Revenue
               Series R-414
               2.54%, 08/15/27 (A)
               Insured: MBIA
               SPA: Citibank, N.A.                           5,000,000
   2,910,000   Massachusetts State, DFA
               Assumption College
               Series C
               2.36%, 03/01/32 (A)
               LOC: Bank of New York                         2,910,000
   4,000,000   Massachusetts State, DFA
               Belmont Day School, Inc.
               2.52%, 07/01/31 (A)
               LOC: PNC Bank, N.A.                           4,000,000
   3,000,000   Massachusetts State, DFA
               Berkshire School Project
               2.51%, 09/01/31 (A)
               LOC: Allied Irish Bank Plc                    3,000,000
   3,000,000   Massachusetts State, DFA
               Boston College High School
               2.36%, 08/01/33 (A)
               LOC: Citizens Bank                            3,000,000
   2,000,000   Massachusetts State, DFA
               Elderhostel, Inc.
               2.49%, 08/01/30 (A)
               LOC: Royal Bank of Scotland                   2,000,000
   5,000,000   Massachusetts State, DFA
               ISO New England, Inc.
               2.52%, 02/01/32 (A)
               LOC: KeyBank, N.A.                            5,000,000
   8,000,000   Massachusetts State, DFA
               Multi-Family Revenue
               Casco Crossing Project, AMT
               2.57%, 06/15/37 (A)
               LOC/SPA: FNMA                                 8,000,000
   1,655,000   Massachusetts State, DFA
               Mystic Valley Regional School
               2.51%, 06/15/08 (A)
               LOC: Bank of Nova Scotia                      1,655,000
   3,560,000   Massachusetts State, DFA
               North Shore Community Apartments
               Mandatory Tender 01/03/06
               2.25%, 01/01/31
               LOC: Citizens Bank                            3,560,000
   3,000,000   Massachusetts State, DFA
               Phillips Academy
               2.49%, 09/01/33 (A)
               SPA: Bank of New York                         3,000,000

--------------------------------------------------------------------------------
GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

 PAR VALUE                                                   VALUE*
 ---------                                                   ------


               MASSACHUSETTS (CONTINUED)

$  2,000,000   Massachusetts State, DFA
               Resource Recovery Revenue
               Waste Management, Inc. Project, AMT
               2.54%, 07/01/29 (A)
               LOC: SunTrust Bank, N.A.                  $   2,000,000
   6,250,000   Massachusetts State, DFA
               Tax-Exempt CP Revenue Notes
               Program 3
               2.62%, 09/12/05
               LOC: Allied Irish Bank Plc                    6,250,000
  13,500,000   Massachusetts State, DFA
               Tax-Exempt CP Revenue Notes
               Program 3
               2.68%, 12/20/05
               LOC: Allied Irish Bank Plc                    1,350,000
   3,700,000   Massachusetts State, DFA
               Worcester YMCA Issue
               2.39%, 01/01/31 (A)
               LOC: SunTrust Bank, N.A.                      3,700,000
   2,000,000   Massachusetts State, DFA
               YMCA Greater Boston
               Series B
               2.51%, 12/31/07 (A)
               LOC: Citizens Bank of
               Massachusetts                                 2,000,000
   2,975,000   Massachusetts State, GO
               (Roaring Fork Municipal Products LLC
               Certificate Class A, Series
               2003-10)
               2.53%, 11/01/17 (A)(B)
               Insured: MBIA
               SPA: Bank of New York                         2,975,000
     240,000   Massachusetts State, HEFA
               Capital Asset Program
               Series D
               2.33%, 01/01/35 (A)
               Insured: MBIA
               SPA: State Street Bank                          240,000
   6,995,000   Massachusetts State, HEFA
               Massachusetts Institute of
               Technology
               MERLOTS, Series A-14
               2.39%, 07/01/32 (A)(B)
               SPA: Wachovia Bank, N.A.                      6,995,000
   1,700,000   Massachusetts State, HEFA
               Partners Healthcare System
               Series D-6
               2.30%, 07/01/17 (A)                           1,700,000
   3,325,000   Massachusetts State, HEFA
               Sherrill House, Inc.
               Series A-1
               2.49%, 01/01/32 (A)
               LOC: Comerica Bank                            3,325,000

 PAR VALUE                                                   VALUE*
 --------                                                    ------

               MASSACHUSETTS (CONTINUED)
 $ 6,000,000   Massachusetts State, HFA
               PUTTERS, Series 982, AMT
               2.54%, 01/01/11 (A)(B)
               Insured: FSA
               SPA: JP Morgan Chase Bank                 $   6,000,000
   4,700,000   Massachusetts State, HFA
               ROCS, Series R-421, AMT
               2.54%, 07/01/22 (A)
               Insured: FSA
               SPA: Citibank, N.A.                           4,700,000
   5,000,000   Massachusetts State, HFA
               Single Family Notes
               Series T, AMT
               2.70%, 01/31/06
               GIC: AIG                                      5,000,000
   4,800,000   Massachusetts State, IFA
               Buckingham Browne Nichols Issue
               2.49%, 05/01/27 (A)(B)
               LOC: State Street Bank                        4,800,000
   2,900,000   Massachusetts State, IFA
               Governor Dummer Academy
               2.49%, 07/01/26 (A)
               LOC: Citizens Bank                            2,900,000
   1,800,000   Massachusetts State, IFA
               KMS Cos., AMT
               2.59%, 05/01/16 (A)
               LOC: Citizens Bank                            1,800,000
   6,180,000   Massachusetts State, SP OB
               Dedicated Tax Revenue
               PFLOATS, Series PT-2267
               2.51%, 01/01/12 (A)(B)
               Insured: FGIC
               SPA: Merrill Lynch Capital
               Services                                      6,180,000
   5,000,000   Massachusetts State, WRA
               Series 99
               2.40%, 09/08/05
               LOC: State Street Bank & Trust                5,000,000
   5,500,000   Milton, BAN, GO
               2.75%, 09/23/05                               5,501,995
   4,140,000   University of Massachusetts
               Building Authority Facility
               Revenue
               PFLOATS, Series PT-2242
               2.51%, 05/01/12 (A)(B)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                                      4,140,000
   4,807,000   Winchester, BAN, GO
               3.75%, 07/03/06                               4,848,028
                                                         -------------
                                                           142,795,054
                                                         -------------

--------------------------------------------------------------------------------
GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

 PAR VALUE                                                   VALUE*
 ---------                                                   ------


               PUERTO RICO  - 2.41%

$  4,000,000   Puerto Rico Commonwealth
               PUTTERS, Series 441, GO
               2.51%, 01/01/09 (A)(B)
               Insured: MBIA
               SPA: JPMorgan Chase Bank                  $   4,000,000
                                                         -------------

               SOUTH CAROLINA  - 1.21%

   2,000,000   South Carolina Jobs, EDA, EDR
               Rock-Tenn Converting Co. Project, AMT
               2.46%, 04/01/32 (A)
               LOC: SunTrust Bank, N.A.                      2,000,000
                                                         -------------
               TOTAL MUNICIPAL SECURITIES                  153,295,054
                                                         -------------
               (Cost $165,445,054)

  SHARES
  -------

INVESTMENT COMPANY - 0.02%

      26,605   BlackRock MuniCash Portfolio
               Institutional Shares
               2.37% (C)                                        26,605
                                                         -------------
               TOTAL INVESTMENT COMPANY                         26,605
                                                         -------------
               (Cost $26,605)

TOTAL INVESTMENTS - 92.43%                                 153,321,659
                                                         -------------
(Cost $165,471,659)**

NET OTHER ASSETS AND LIABILITIES - 7.57%                    12,561,903
                                                         -------------
NET ASSETS - 100.00%                                     $ 165,883,562
                                                         =============


 -------------------------------------------
*              Security Valuation:
               Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium and provides a fair approximation of fair market value. Investments in other investment companies are valued at net asset value.
**             Aggregate cost for federal tax purposes.
(A)            Variable rate demand notes are payable upon not
               more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31,
               2005.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of August 31, 2005, these securities
               amounted to $46,945,000 or 28.30% of net assets. These securities are deemed to be liquid.
(C)            Reflects seven-day yield as of August 31, 2005.
AMBAC          Ambac Assurance Corp.
AMT            Alternative Minimum Tax. Private activity obligations the
               interest on which is subject to the federal AMT for individuals.
BAN            Bond Anticipation Note
CP             Commercial Paper
DFA            Development Finance Agency
EDA            Economic Development Authority
EDR            Economic Development Revenue
FGIC           Financial Guaranty Insurance Co.
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance, Inc.
GIC            Guaranteed Investment Contract
GO             General Obligation Bond
HEFA           Health and Educational Facilities Authority
HFA            Housing Finance Agency
IDR            Industrial Development Revenue
IFA            Industrial Finance Authority
LOC            Letter of Credit
MBIA           MBIA Insurance Corp.
PCR            Pollution Control Revenue
SP OB          Special Obligation
SPA            Stand-by Purchase Agreement
WRA            Water Resource Authority

--------------------------------------------------------------------------------
GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

 PAR VALUE                                                   VALUE*
 --------                                                    ------

MUNICIPAL SECURITIES - 97.48%

               INDIANA  - 2.15%

 $   600,000   Indiana State Development
               Finance Authority, EDR
               Carr Metal Products Project, AMT
               2.68%, 01/01/09 (A)
               LOC: JPMorgan Chase Bank                  $     600,000
                                                         -------------

               MAINE  - 3.23%

     900,000   Lewiston, IDR
               Diamond Turnpike Association, AMT
               2.71%, 07/01/14 (A)
               LOC: Citizens Bank of
               Massachusetts                                   900,000
                                                         -------------

               NEVADA  - 3.59%

   1,000,000   Clark County Airport Revenue
               Series A, AMT
               2.35%, 07/01/36 (A)
               Insured: FGIC
               SPA: Landesbank Baden-Wuerttemberg            1,000,000
                                                         -------------

               NEW YORK  - 84.92%

   1,000,000   Allegany County, IDA
               Civic Facility Revenue
               Houghton College Project
               Series A
               2.57%, 04/01/29 (A)
               LOC: KeyBank, N.A.                            1,000,000
     385,000   Carle Place
               United Free School District, GO
               3.00%, 10/01/05
               Insured: FSA                                    385,217
   1,500,000   Dutchess County, IDA
               Civic Facility Revenue
               Trinity-Pawling School Corp.
               2.53%, 10/01/32 (A)
               LOC: Allied Irish Bank Plc                    1,500,000
     300,000   Erie County, IDA
               School Facility Revenue
               City of Buffalo Project
               4.00%, 05/01/06
               Insured: FSA                                    302,451
   1,000,000   Hempstead, IDA, IDR
               Trigen-Nassau Energy Corp., AMT
               2.40%, 09/15/15 (A)
               LOC: Societe Generale                         1,000,000

 PAR VALUE                                                    VALUE*
 ---------                                                   ------

               NEW YORK (CONTINUED)

$  1,000,000   Metropolitan Transportation
               Authority
               Dedicated Tax Fund
               Series A-1
               2.50%, 11/01/31 (A)
               Insured: XLCA
               SPA: Citibank, N.A.                       $   1,000,000
   1,000,000   Nassau County
               Interim Finance Authority
               PFLOATS, Series PT-3020
               2.52%, 11/15/15 (A)
               Insured: MBIA
               SPA: Merrill Lynch Capital
               Services                                      1,000,000
   1,000,000   Nassau Health Care Corp.
               Series 2004-C-3
               2.50%, 08/01/29 (A)
               Insured: FSA
               SPA: Dexia Credit Local de France             1,000,000
   1,000,000   New York
               MERLOTS, Series C-09, GO
               2.39%, 08/01/16 (A)(B)
               Insured: MBIA
               SPA: Wachovia Bank, N.A.                      1,000,000
     500,000   New York & New Jersey Port
               Authority
               PFLOATS, Series PT-870, AMT
               2.54%, 06/15/10 (A)(B)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                                        500,000
   1,100,000   New York City Transitional
               Finance Authority
               Future Tax Secured
               Series C-2
               2.32%, 08/01/31 (A)
               SPA: Landesbank Hessen-Thuringen              1,100,000
   1,000,000   New York City Transitional
               Finance Authority
               Future Tax Secured
               Series D-1
               4.00%, 11/01/05                               1,002,537
   1,000,000   New York City, HDC
               Multi-Family Rental Housing
               Revenue
               Brittany Development
               Series A, AMT
               2.38%, 06/15/29 (A)
               Credit Support/SPA: FNMA                      1,000,000
     650,000   New York City, HDC
               Multi-Family Revenue
               Atlantic Court Apartments
               Series A, AMT
               2.38%, 12/01/36 (A)
               LOC: HSBC Bank                                  650,000
   1,000,000   New York City, HDC
               Multi-Family Revenue
               Series A, AMT
               2.40%, 12/01/36 (A)
               LOC: Landesbank Baden-Wuerttemberg            1,000,000

--------------------------------------------------------------------------------
GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

 PAR VALUE                                                   VALUE*
 ---------                                                   ------

               NEW YORK (CONTINUED)

$    933,300   New York City, IDA
               Abigail Press, Inc. Project, AMT
               2.53%, 12/01/18 (A)
               LOC: JPMorgan Chase Bank                  $     933,300
   1,000,000   New York City, IDA
               Civic Facility Revenue
               Allen-Stevenson School
               2.55%, 12/01/34 (A)
               LOC: Allied Irish Bank Plc                    1,000,000
     635,000   New York State
               Dormitory Authority Revenue
               Teresian House Housing Corp.
               2.45%, 07/01/33 (A)
               LOC: Lloyds TSB Bank Plc                        635,000
     400,000   New York State
               Dormitory Authority Revenue
               University of Rochester
               Series A
               5.50%, 07/01/06
               Insured: MBIA                                   408,679
   1,000,000   New York State
               Energy Research and Development
               Authority, Electric Facilities
               Revenue
               Long Island Lighting Co.
               Series A, AMT
               2.40%, 12/01/27 (A)
               LOC: Royal Bank of Scotland                   1,000,000
     300,000   New York State
               Power Authority
               Series A
               5.00%, 11/15/05                                 301,469
     800,000   New York State, HFA
               Biltmore Tower Housing
               Series A, AMT
               2.40%, 05/15/34 (A)
               Credit Support/SPA: FNMA                        800,000
     900,000   New York State, HFA
               Multi-Family Housing
               Second Mortgage
               Series A, AMT
               2.38%, 11/01/29 (A)
               Credit Support/SPA: FNMA                        900,000
     500,000   New York State, HFA
               Parkledge Apartments Housing
               Series A, AMT
               2.31%, 11/01/35 (A)
               Credit Support/SPA: FNMA                        500,000
   2,200,000   Onondaga County, IDA, IDR
               General Super Plating Co., AMT
               2.64%, 04/01/25 (A)
               LOC: Citizens Bank                            2,200,000

 PAR VALUE                                                   VALUE*
 --------                                                    ------

               NEW YORK (CONTINUED)

 $   150,000   Southold
               Fishers Island Ferry District, GO
               3.75%, 09/01/05
               Insured: FSA                              $     150,000
     400,000   Syracuse
               Public Improvement
               Series A, GO
               3.00%, 10/01/05
               Insured: FSA                                    400,151
   1,000,000   Tobacco Settlement Financing Corp.
               PFLOATS, Series PT-972
               3.00%, 08/12/11 (A)
               Insured: AMBAC
               SPA: Merrill Lynch Capital
               Services                                     1,000,000
                                                         -------------
                                                            23,668,804
                                                         -------------

               PUERTO RICO  - 3.59%

   1,000,000   Puerto Rico Commonwealth
               Infrastrusture Financing Authority
               PUTTERS, Series 943
               2.52%, 01/01/23 (A)(B)
               Insured: AMBAC
               SPA: PNC Bank, N.A.                           1,000,000
                                                         -------------
               TOTAL MUNICIPAL SECURITIES                   27,168,804
                                                         -------------
               (Cost $27,168,804)

  SHARES
  -------

INVESTMENT COMPANY - 2.39%

     665,933   BlackRock MuniCash Portfolio
               Institutional Shares
               2.37% (C)                                       665,933
                                                         -------------
               TOTAL INVESTMENT COMPANY                        665,933
                                                         -------------
               (Cost $665,933)

--------------------------------------------------------------------------------
GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)

TOTAL INVESTMENTS - 99.87%                               $  27,834,737
                                                         -------------
(Cost $27,834,737)**

NET OTHER ASSETS AND LIABILITIES - 0.13%                        35,849
                                                         -------------
NET ASSETS - 100.00%                                     $  27,870,586
                                                         =============

 -------------------------------------------
*              Security Valuation:
               Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the
               Investment Company Act of 1940, as amended, provided certain conditions are met. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium and provides a fair approximation of fair market value. Investments in other investment companies are valued at net asset value.
**             Aggregate cost for federal tax purposes.
(A)            Variable rate demand notes are payable upon not
               more than one, seven or thirty business days' notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect as of August 31,
               2005.
(B)            Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. Restricted securities are valued at amortized cost, which approximates fair market value, in
               accordance with Rule 2a-7 under the Investment Company Act of
               1940, as amended. As of August 31, 2005, these securities
               amounted to $2,500,000 or 8.97% of net assets. These securities are deemed to be liquid.
(C)            Reflects seven-day yield as of August 31, 2005.
AMBAC          Ambac Assurance Corp.
AMT            Alternative Minimum Tax. Private activity obligations the
               interest on which is subject to the federal AMT for individuals.
EDR            Economic Development Revenue
FGIC           Financial Guaranty Insurance Co.
FNMA           Federal National Mortgage Association
FSA            Financial Security Assurance, Inc.
GO             General Obligation Bond
HDC            Housing Development Corp.
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue
LOC            Letter of Credit
MBIA           MBIA Insurance Corp.
SPA            Stand-by Purchase Agreement
XLCA           XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GALAXY FUND

By (Signature and Title)*  /S/ CHRISTOPHER L. WILSON
                         -------------------------------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date     OCTOBER  27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CHRISTOPHER L. WILSON
                         -------------------------------------------------------
                           Christopher L. Wilson, President
                           (principal executive officer)

Date     OCTOBER 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ J. KEVIN CONNAUGHTON
                         -------------------------------------------------------
                           J. Kevin Connaughton, Treasurer
                           (principal financial officer)

Date     OCTOBER 27, 2005
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* Print the name and title of each signing officer under his or her signature.